Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2021
Entity Registrant Name	NEUBERGER BERMAN INCOME FUNDS
Entity Central Index Key	0000723620
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 25, 2022
Document Effective Date	Feb. 28, 2022
Prospectus Date	Feb. 28, 2022